                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated February 25, 2005
     to the Prospectuses dated December 2, 2004 as revised January 12, 2005

The following replaces in its entirety the first two paragraphs appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" in the Shareholder Information section of the prospectuses:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

              If the fund closes early on a business day, as described below under "Pricing of Shares - Timing Orders", the last net asset value calculation will occur as of the time of such closing."

The following replaces in its entirety the last two paragraphs appearing under the heading "PRICING OF SHARES - TIMING OF ORDERS" in the Shareholder Information section of the prospectuses:

         "The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

         During the period between the last three net asset value
         determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders."
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                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                          Supplement dated February 25,
   2005 to the Prospectuses dated December 2, 2004 as revised January 12, 2005


The following replaces in its entirety the first two paragraphs appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" in the Shareholder Information section of the prospectuses:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.

              If the fund closes early on a business day, as described below under "Pricing of Shares - Timing Orders", the last net asset value calculation will occur as of the time of such closing."

The following replaces in its entirety the last two paragraphs appearing under the heading "PRICING OF SHARES - TIMING OF ORDERS" in the Shareholder Information section of the prospectuses:

         "The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

         During the period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders."

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated February 25, 2005
     to the Prospectuses dated December 2, 2004 as revised January 12, 2005

The following replaces in its entirety the first two paragraphs appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" in the Shareholder Information section of the prospectuses:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

              If the fund closes early on a business day, as described below under "Pricing of Shares - Timing Orders", the last net asset value calculation will occur as of the time of such closing."

The following replaces in its entirety the last two paragraphs appearing under the heading "PRICING OF SHARES - TIMING OF ORDERS" in the Shareholder Information section of the prospectuses:

         "The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

         During the period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders."

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated February 25, 2005
     to the Prospectuses dated December 2, 2004 as revised January 12, 2005

The following replaces in its entirety the first two paragraphs appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" in the Shareholder Information section of the prospectuses:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 4:30 p.m. Eastern Time.

              If the fund closes early on a business day, as described below under "Pricing of Shares - Timing Orders", the last net asset value calculation will occur as of the time of such closing."

The following replaces in its entirety the last two paragraphs appearing under the heading "PRICING OF SHARES - TIMING OF ORDERS" in the Shareholder Information section of the prospectuses:

         "The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

         During the period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders."

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated February 25, 2005
     to the Prospectuses dated December 2, 2004 as revised January 12, 2005

The following replaces in its entirety the first two paragraphs appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" in the Shareholder Information section of the prospectuses:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:30 p.m. Eastern Time.

              If the fund closes early on a business day, as described below under "Pricing of Shares - Timing Orders", the last net asset value calculation will occur as of the time of such closing."

The following replaces in its entirety the last two paragraphs appearing under the heading "PRICING OF SHARES - TIMING OF ORDERS" in the Shareholder Information section of the prospectuses:

         "The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

         During the period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders."

                          SHORT-TERM INVESTMENTS TRUST

                              CASH ASSETS PORTFOLIO

                              (INSTITUTIONAL CLASS)

                       Supplement dated February 25, 2005
     to the Prospectuses dated December 2, 2004 as revised January 12, 2005

The following replaces in its entirety the first two paragraphs appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE" in the Shareholder Information section of the prospectus:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 5:00 p.m. Eastern Time.

         If the fund closes early on a business day, as described below under "Pricing of Shares - Timing Orders", the last net asset value calculation will occur as of the time of such closing."

The following replaces in its entirety the last two paragraphs appearing under the heading "PRICING OF SHARES - TIMING OF ORDERS" in the Shareholder Information section of the prospectus:

         "The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

         During the period between the last three net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders."